Summary of Significant Accounting Policies (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2015	Oct. 10, 2013	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Oct. 12, 2013
Number of shares acquired during period, value							$ 10,000
Equity ownership interest percentage for two entities			80.00%		80.00%
Deferred payment							500,000
Goodwill			$ 870,951		$ 870,951		500,000
Issued promissory note					$ 500,000
Net increase (decrease) to fair value of derivative liabilities							$ (92,382)	$ 0
Research and development costs								$ 31,408
Hancore Pty Ltd [Member]
Equity ownership interest percentage for two entities			100.00%		100.00%
Notes payable							$ 500,000
Issued promissory note	$ 500,000
Instacash [Member]
Equity ownership interest percentage for two entities									80.00%
Notes payable	500,000
Exchange for cancelation of debt	$ 500,000
Instacash [Member]
Number of shares acquired during period		48			48
Number of shares acquired during period, value		$ 500,000			$ 500,000
Number of unit signing stock purchase agreement		800 units			800 units
Equity ownership interest percentage for two entities		80.00%	80.00%		80.00%
Notes payable			$ 500,000		$ 500,000
Debt instruments maturity date		four month promissory note was extended on February 26, 2014 for an additional six months until August 28, 2014			four month promissory note was extended on February 26, 2014 for an additional six months until August 28, 2014